Business Segments Information - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Mar. 31, 2014 Segment
Segment Reporting [Abstract]
Number of reportable segments	2	2
Number of operating segments	2	2